Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	May 16, 2023
C000241887
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon Innovators ETF - $14,242	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,242	$ 14,242	$ 14,817	$ 13,070	$ 12,679	$ 12,411	$ 10,279	$ 10,803	$ 10,293	$ 10,000
C000241888
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon Women's Opportunities ETF - $14,035	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,035	$ 14,035	14,329	13,480	12,604	12,636	10,859	10,729	9,986	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	14,767	14,767	15,055	13,932	12,984	12,564	11,194	11,044	10,177	10,000
S&P 500® Index
Account Value [Line Items]
Account Value	14,868	14,868	15,014	14,012	13,047	12,556	11,214	11,022	10,180	10,000
Russell 3000® Growth Index
Account Value [Line Items]
Account Value	$ 15,893	$ 15,893	$ 16,109	$ 14,740	$ 13,762	$ 13,346	$ 11,660	$ 11,330	$ 10,361	$ 10,000